Significant Contingent Liabilities and Unrecognized Commitments - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2013 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Unused letters of credit		$ 2,000		$ 394,000	$ 71
Committed to purchase property, plant and equipment		32,627,411		25,119,371	1,161,945
Prepayment of property, plant and equipment		1,968,779	$ 70,113	5,145,345
Construction contract related to real estate business		602,548	$ 21,458	1,393,859
Letter of credits		$ 671,721		$ 952,001	$ 23,922
Taiwan [member]
Disclosure of contingent liabilities [line items]
Contractual period for environmental protection	30 years
Contribution to be made for environmental protection	$ 3,000,000					$ 106,838